Income tax expense	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income tax expense	D.30. Income tax expense
Sanofi has elected for tax consolidations in a number of countries, principally France, Germany, the United Kingdom and the US.
The table below shows the allocation of income tax expense between current and deferred taxes:

(€ million)	2025	2024	2023 (a)
Current taxes	(3,437)	(2,152)	(2,251)
Deferred taxes	2,394	948	1,234
Total	(1,043)	(1,204)	(1,017)
Income before tax and investments accounted for using the equity method	6,175	6,698	6,251
(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
The difference between the effective tax rate and the standard corporate income tax rate applicable in France is explained as follows:

(%)	2025	2024	2023 (a)
Standard tax rate applicable in France	25.8	25.8	25.8
Difference between the standard French tax rate and the rates applicable to Sanofi(b)	(11.8)	(13.3)	(15.3)
Revisions to tax exposures and settlements of tax disputes	5.1	2.8	3.1
Fair value remeasurement of contingent consideration	(0.1)	—	0.1
Other items(c)	(2.1)	2.7	2.6
Effective tax rate	16.9	18.0	16.3
(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
(b)The difference between the French tax rate and tax rates applicable to foreign subsidiaries reflects the fact that Sanofi has operations in many countries, most of which have lower tax rates than France. This line includes a tax expense of €40 million for the year ended December 31, 2025, and of
€58 million for year ended December 31, 2024, representing the estimated impact of Pillar Two; the 2025 figure also includes a non-recurring tax impact of €178 million for the temporary exceptional surcharge under the 2025 French Finance Act.
(c)In 2025, the ''Other items'' line includes changes in provisions against deferred tax assets, partially offset by (i) the impact of changes to tax rates in
Germany and the US and the net tax effect of taxable temporary differences associated with holdings in Sanofi subsidiaries. In determining the amount of the deferred tax liability for 2025, 2024 and 2023, Sanofi took into account changes in the ownership structure of certain subsidiaries.
For the periods presented, the amount of deferred tax assets recognized in profit or loss that were initially subject to impairment losses at the time of a business combination is immaterial.